Shareholder Report, Holdings (Details)	Jun. 30, 2024
Institutional Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | American Homes 4 Rent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Institutional Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Class | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Institutional Class | Self-Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Institutional Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Institutional Class | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | Cash & Other Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Investor Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Investor Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Investor Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Investor Class | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Investor Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Class | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Class | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Class | AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Class | American Homes 4 Rent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Investor Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Investor Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Investor Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Investor Class | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Investor Class | Self-Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Investor Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Investor Class | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investor Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investor Class | Cash & Other Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%